Note 41 - Gains (losses) on financial assets and liabilities (net) and Exchange Differences - Derivatives - Hedge accounting (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total Member
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	€ (1,098,000,000)	€ 927,000,000	€ (470,000,000)
Trading Derivatives [Member] | Interest Rate Risk Member
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	(64,000,000)	90,000,000	165,000,000
Trading Derivatives [Member] | Securities Agreements [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	(1,079,000,000)	294,000,000	(139,000,000)
Trading Derivatives [Member] | Commodities Risk [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	6,000,000	(2,000,000)	99,000,000
Trading Derivatives [Member] | Credit Risk Member
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	74,000,000	(109,000,000)	(564,000,000)
Trading Derivatives [Member] | Foreign Exchange And Gold Risk [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	(60,000,000)	606,000,000	315,000,000
Trading Derivatives [Member] | Other Risk [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	(35,000,000)	(24,000,000)	(137,000,000)
Trading Derivatives [Member] | Subtotal [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	(1,158,000,000)	856,000,000	(261,000,000)
Hedging Derivatives Ineffectiveness [Member] | Fair Value Risk [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	59,000,000	87,000,000	(177,000,000)
Hedging Derivatives Ineffectiveness [Member] | Hedging Derivatives [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	14,000,000	(150,000,000)	(236,000,000)
Hedging Derivatives Ineffectiveness [Member] | Hedged Item
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	45,000,000	237,000,000	59,000,000
Hedging Derivatives Ineffectiveness [Member] | Cash Flow Risk [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	0	(15,000,000)	(32,000,000)
Hedging Derivatives Ineffectiveness [Member] | Subtotal [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	€ 59,000,000	€ 72,000,000	€ (209,000,000)